Note 38 - Operating Segments (Tables)	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of operating segments [text block]
For the twelve months ended December 31, 2021	Zimbabwe	South Africa	Inter-group eliminations adjustments	Corporate and other reconciling amounts	Total

Revenue	121,329	–	–	–	121,329
Inter-segmental revenue	–	21,662	(21,662)	–	–
Royalty	(6,083)	–	–	–	(6,083)
Production costs	(53,117)	(19,902)	19,893	–	(53,126)
Depreciation	(8,348)	(120)	466	(44)	(8,046)
Other income	47	(1)	–	–	46
Other expenses	(3,241)	–	–	(3,895)	(7,136)
Administrative expenses	(128)	(2,867)	(2)	(6,094)	(9,091)
Management fee	(2,908)	2,908	–	–	–
Cash-settled share-based expense	–	29	691	(1,197)	(477)
Net foreign exchange gain (loss)	1,182	(295)	(92)	389	1,184
Fair value loss on derivative assets and liabilities	–	(105)	–	(135)	(240)
Net finance cost	(1,614)	(2)	–	1,255	(361)
Profit before tax	47,119	1,307	(706)	(9,721)	37,999
Tax expense	(14,356)	(652)	151	–	(14,857)
Profit after tax	32,763	655	(555)	(9,721)	23,142
As at December 31, 2021	Zimbabwe	South Africa	Inter-group eliminations adjustments	Corporate and other reconciling amounts	Total

Geographic segment assets:
Current (excluding intercompany)	34,440	2,457	(162)	16,198	52,933
Non-Current (excluding intercompany)	159,612	2,315	(4,880)	897	157,944
Expenditure on property, plant and equipment (note 18)	30,575	1,713	(1,019)	–	31,269
Expenditure on evaluation and exploration assets (note 19)	5,554	–	–	163	5,717
Intercompany balances	34,512	9,131	(91,697)	48,054	–

Geographic segment liabilities:
Current (excluding intercompany)	(10,042)	(1,606)	–	(6,040)	(17,688)
Non-current (excluding intercompany)	(11,535)	(313)	322	(1,107)	(12,633)
Intercompany balances	(12,414)	(35,467)	91,697	(43,816)	–
For the twelve months ended December 31, 2020	Zimbabwe	South Africa	Inter-group eliminations adjustments	Corporate and other reconciling amounts	Total

Revenue	100,002	–	–	–	100,002
Inter-segmental revenue	–	23,214	(23,214)	–	–
Royalty	(5,007)	–	–	–	(5,007)
Production costs	(44,032)	(20,318)	20,639	–	(43,711)
Depreciation	(4,920)	(91)	424	(41)	(4,628)
Other income	4,751	14	–	–	4,765
Other expenses	(5,180)	(114)	–	(21)	(5,315)
Administrative expenses	(156)	(2,237)	10	(5,614)	(7,997)
Management fee	(2,492)	2,492	–	–	–
Cash-settled share-based expense	–	(114)	634	(1,933)	(1,413)
Net foreign exchange gain (loss)	4,618	132	(272)	(173)	4,305
Fair value loss on derivative assets and liabilities	–	(164)	–	(102)	(266)
Net finance cost	(352)	47	–	–	(305)
Dividends (paid) received	(2,198)	(1,355)	–	3,553	–
Profit before tax	45,034	1,506	(1,779)	(4,331)	40,430
Tax expense	(14,446)	(854)	380	(253)	(15,173)
Profit after tax	30,588	652	(1,399)	(4,584)	25,257
As at December 31, 2020	Zimbabwe	South Africa	Inter-group eliminations adjustments	Corporate and other reconciling amounts	Total

Geographic segment assets:
Current (excluding intercompany)	27,070	5,320	(194)	12,390	44,586
Non-Current (excluding intercompany)	133,568	716	(4,237)	3,287	133,334
Expenditure on property, plant and equipment (note 18)	26,391	151	(1,887)	123	24,778
Expenditure on evaluation and exploration assets (note 19)	98	–	–	2,961	3,059
Intercompany balances	17,482	6,752	(69,144)	44,910	–

Geographic segment liabilities:
Current (excluding intercompany)	(6,831)	(1,797)	–	(1,336)	(9,964)
Non-current (excluding intercompany)	(8,065)	–	264	(2,112)	(9,913)
Intercompany balances	–	(34,020)	69,144	(35,124)	–